Share-based payments - Fair Value Assumptions (Details)	12 Months Ended
	Mar. 31, 2019 year $ / shares	Mar. 31, 2018 year $ / shares
Share-based payment arrangements [Abstract]
Weighted average stock price valuation (CAD per share)	$ 79.59	$ 31.91
Weighted average exercise price (CAD per share)	$ 79.59	$ 31.91
Risk-free interest rate (as a percent)	1.82%	1.34%
Expected life in years | year	5	5
Expected dividend yield (as a percent)	0.00%	0.00%
Volatility (as a percent)	40.00%	40.00%
Weighted average fair value of options issued (CAD per share)	$ 32.68	$ 9.80